FHLB Advances (Schedule Of Federal Home Loan Advances Pledged By Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	$ 61,616	$ 47,660
Securities [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	2,327	3,530
Cash [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	3,300	3,300
Single-Family Mortgage Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	38,342	29,490
Multi-Family Mortgage Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	14,854	8,185
Commercial Real Estate [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	$ 2,793	$ 3,155